Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Service Type

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Services transferred at a point in time:
Flights	$85,770	$74,384	$168,516	$150,504
Aircraft Management Services	552	—	1,317	—
Services transferred over time:
Memberships	266	1,339	1,323	2,806
MRO	2,872	2,244	4,633	3,734
Fractional ownership purchase price	1,872	1,046	3,668	1,941
	$91,332	$79,013	$179,457	$158,985

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2024	2023
Services transferred at a point in time:
Flights	$308,283	$303,299
Aircraft Management Services	1,942	—
Services transferred over time:
Memberships	4,005	5,458
MRO	7,166	4,606
Fractional ownership purchase price	5,877	1,999
	$327,274	$315,362

Schedule of Rollforward of Deferred Revenue

The following tables provide a rollforward of deferred revenue for the six months ended June 30, 2025:

Amount
Balance as of December 31, 2024	$149,517
Revenue recognized	(160,006)
Revenue deferred	154,852
Balance as of June 30, 2025	$144,363

The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2022	$60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	93,940
Revenue recognized	(249,770)
Revenue deferred	305,346
Balance as of December 31, 2024	$149,517